Cover	12 Months Ended
Dec. 31, 2024
Cover [Abstract]
Document Type	DEFR14A
Entity Registrant Name	BEAM GLOBAL
Entity Central Index Key	0001398805
Amendment Flag	true
Amendment Description	Changes in Pay vs. Performance